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                       New England Life Logo


                                              New England Life Insurance Company
                                              501 Boylston Street
                                              Boston, MA 02116-3700


May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      New England Life Insurance Company and
         New England Variable Annuity Separate Account
         American Forerunner Series
         File No. 333-51676
         Rule 497(j) Certification

Commissioners:

         On behalf New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and Prospectus Supplement, dated June 9, 2006 to the Prospectus dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 26, 2006.

         If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel